Investment Objectives and Goals	Jan. 31, 2026
Allspring Government Money Market Funds - Class A | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Allspring Government Money Market Funds - Select Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Service Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Allspring Retail Money Market Funds - Premier Class | Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Allspring Retail Money Market Funds - Service Class | Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income, while preserving capital and liquidity.
Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.